Accounts Receivable - Summary of Accounts Receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 17,558	$ 10,865
Other receivables	5,078
Accounts receivable	$ 22,636	$ 10,865	[1]

[1]	Adjustment to provisional amounts — refer to note 5(b).